Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000002879 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002879 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002879 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002879 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002879 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002879 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002879 | Artemis Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002879 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002879 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002879 | Lundin Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002879 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000002879 | InvestmentType_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002879 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000002881 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002881 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002881 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002881 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002881 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002881 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002881 | Artemis Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002881 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002881 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002881 | Lundin Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002881 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000002881 | InvestmentType_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002881 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000034312 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034312 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034312 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034312 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034312 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034312 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034312 | Artemis Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034312 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034312 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034312 | Lundin Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034312 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000034312 | InvestmentType_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034312 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000002878 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002878 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002878 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002878 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002878 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002878 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002878 | Artemis Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002878 | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002878 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002878 | Lundin Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002878 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000002878 | InvestmentType_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002878 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	102.40%